[Letterhead]

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

VIA EDGAR

May 3, 2007

Securities and Exchange Commission

Judiciary Plaza

100 F Street, NE

Washington, DC 20549

Re:	The Stratton Funds, Inc. (the “Registrant”)
File No. 33-57166 and 811-7434

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as confirmation that the Prospectus and Statement of Additional Information for the Registrant do not differ from those contained in Post-Effective Amendment No. 20 under the Securities Act of 1933 and Post- Effective Amendment No. 22 under the Investment Company Act of 1940. These amendments were filed pursuant to Rule 485(b) and transmitted electronically on April 25, 2007.

Please contact the undersigned at (610) 382-7344 with any questions you may have.

Sincerely,

/s/ Melinda Ramos
Melinda Ramos Regulatory Administrator

cc:	M. Whalen (Stratton Management)